Intangible Assets - Turkcell 2G, 3G and 4.5G Licenses - Additional Information (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible asset	₺ 37,323,333	₺ 41,219,286	₺ 40,654,516
Turkcell 2G license [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible asset	105,766	528,830
Turkcell 3G license [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible asset	1,652,079	1,927,424
Turkcell 4.5G license [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible asset	₺ 7,888,552	₺ 12,066,197